Tax paid	12 Months Ended
Jun. 30, 2025
Tax paid
Tax paid
10	Tax paid

		2025	2024	2023
for the year ended 30 June	Note	Rm	Rm	Rm
Net amounts payable at beginning of year		652	1 465	2 410
Net interest and penalties on tax		(81)	(12)	(5)
Income tax per income statement	9	5 783	10 156	12 925
Foreign exchange differences recognised in income statement		(3)	(10)	104
Translation of foreign operations		21	(15)	(17)
		6 372	11 584	15 417
Net tax receivable/(payable) per statement of financial position¹		921	(652)	(1 465)
tax payable		(636)	(1 108)	(1 876)
tax receivable		1 557	456	411

Per the statement of cash flows		7 293	10 932	13 952
Comprising
Normal tax
South Africa		5 351	7 939	11 500
Foreign		1 942	2 993	2 452
		7 293	10 932	13 952

1Decrease in tax payable mainly due to lower taxable income in South Africa.